Loans - Recorded Investment in Loans Related to Balance in Allowance for Possible Loan Losses by Portfolio Segment (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	$ 4,396	$ 7,064
Loans collectively evaluated for impairment	401,209	387,588
Total Gross Loans	405,605	394,652
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	4,396	6,938
Loans collectively evaluated for impairment	326,093	313,722
Total Gross Loans	330,489	320,660
Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment		126
Loans collectively evaluated for impairment	59,126	54,400
Total Gross Loans	59,126	54,526
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment	15,990	19,466
Total Gross Loans	$ 15,990	$ 19,466